UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21229
Investment Company Act File Number

Eaton Vance Insured New Jersey Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

June 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance Insured New Jersey Municipal Bond Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 178.1%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 10.6%
$180	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$122,470
150	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	114,801
1,300	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	968,942
600	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	534,690
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	217,830
1,705	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,429,728

		$3,388,461

Insured-Electric Utilities — 3.7%
$215	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$199,765
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	965,120

		$1,164,885

Insured-General Obligations — 40.8%
$2,415	Bayonne, (FSA), 0.00%, 7/1/23	$1,156,664
1,000	Bayonne, (FSA), 5.50%, 7/1/39	1,023,170
85	Chesterfield Township School District, (AGC), 4.50%, 2/1/38	81,563
320	Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	326,413
340	Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	348,575
360	Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	370,145
382	Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	394,300
1,500	Egg Harbor Township School District, (FSA), 3.50%, 4/1/28	1,245,375
2,000	Hudson County Improvement Authority, (NPFG), 0.00%, 12/15/38	310,880
5,500	Irvington Township, (FSA), 0.00%, 7/15/26	2,192,575
2,785	Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,032,159
1,000	Jersey City, (FSA), 5.00%, 1/15/29	1,020,520
700	Lakewood Township, (AGC), 5.75%, 11/1/31	761,047
1,115	Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,115,011
210	Nutley School District, (NPFG), 4.75%, 7/15/30	211,672
410	Nutley School District, (NPFG), 4.75%, 7/15/31	411,898

		$13,001,967

Insured-Hospital — 20.2%
$2,000	New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (NPFG), 5.00%, 8/1/31	$1,989,320
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	2,008,160
725	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	708,716
250	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	244,385
1,500	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,484,970

		$6,435,551

Insured-Lease Revenue/Certificates of Participation — 24.0%
$1,000	Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,052,790
445	Gloucester County Improvements Authority, (NPFG), 4.75%, 9/1/30	446,860
1,250	Middlesex County, (NPFG), 5.00%, 8/1/31	1,257,313
500	New Jersey Economic Development Authority, (FGIC), (NPFG), 5.50%, 9/1/28	524,870
1,300	New Jersey Economic Development Authority, (School Facilities), (AGC), 5.50%, 12/15/34	1,359,748

Principal
Amount
(000’s omitted)	Security	Value
$915	Newark Housing Authority, (Newark Marine Terminal), (NPFG), 5.00%, 1/1/32	$906,463
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	693,804
1,250	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,401,025

		$7,642,873

Insured-Other Revenue — 4.8%
$1,500	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,524,690

		$1,524,690

Insured-Public Education — 13.4%
$1,945	New Jersey Educational Facilities Authority, (College of New Jersey), (FSA), 5.00%, 7/1/35(1)	$1,976,015
725	New Jersey Educational Facilities Authority, (Montclair State University), (NPFG), 3.75%, 7/1/24	620,368
1,000	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), (FSA), 3.00%, 7/1/27	765,010
645	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	634,796
275	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	278,781

		$4,274,970

Insured-Sewer Revenue — 6.3%
$1,175	Ocean County Utilities Authority, (NPFG), 5.25%, 1/1/26	$1,291,302
1,975	Rahway Valley Sewerage Authority, (NPFG), 0.00%, 9/1/27	703,100

		$1,994,402

Insured-Special Tax Revenue — 11.5%
$1,000	Garden State Preservation Trust, (FSA), 0.00%, 11/1/21	$568,560
500	Garden State Preservation Trust, (FSA), 5.80%, 11/1/21	559,875
2,390	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	870,390
1,120	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	376,118
135	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	116,683
8,940	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	473,731
1,520	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	167,945
3,015	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	312,294
1,900	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	184,034

		$3,629,630

Insured-Transportation — 26.1%
$2,000	New Jersey Transportation Trust Fund Authority, (AMBAC), (BHAC), 0.00%, 12/15/26	$763,080
435	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 4.75%, 12/15/37	409,152
3,235	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	859,831
1,000	New Jersey Turnpike Authority, (BHAC), (FSA), 5.25%, 1/1/29	1,103,570
3,875	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27(1)	3,912,642
1,250	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/33	1,258,225

		$8,306,500

Insured-Water and Sewer — 8.0%
$4,500	Middlesex County Improvements Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$1,894,815
1,320	Passaic Valley Sewerage Commissioners, (FGIC), (NPFG), 2.50%, 12/1/32	657,690

		$2,552,505

Other Revenue — 4.1%
$1,300	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	$1,317,160

		$1,317,160

Special Tax Revenue — 0.5%
$200	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	$151,158

		$151,158

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 4.1%
$1,325	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	$1,317,819

		$1,317,819

Total Tax-Exempt Investments — 178.1% (identified cost $59,114,029)		$56,702,571

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.6)%		$(19,600,238)

Other Assets, Less Liabilities — (16.5)%		$(5,267,145)

Net Assets Applicable to Common Shares — 100.0%		$31,835,188

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 89.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 29.6% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$762,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(68,637)
Merrill Lynch Capital Services, Inc.	1,250,000	4.517	3-month USD- LIBOR-BBA	December 1, 2009 / December 1, 2039	(54,270)

					$(122,907)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $122,907.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,722,180

Gross unrealized appreciation	$776,697
Gross unrealized depreciation	(3,142,306)

Net unrealized depreciation	$(2,365,609)

The Fund adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$56,702,571	$—	$56,702,571

Total Investments	$—	$56,702,571	$—	$56,702,571

Liability Description
Interest Rate Swaps	$—	$(122,907)	$—	$(122,907)

Total	$—	$(122,907)	$—	$(122,907)

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New Jersey Municipal Bond Fund

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	August 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 20, 2009